Taxes - Reconciliation of Accounting Profit (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Taxes
(Loss) earnings before income taxes	$ (278,282)	$ 2,051,099
Canadian corporate tax rate	24.35%	24.60%
Expected tax (recovery) expense	$ (67,762)	$ 504,570
Petroleum resource rent tax rate (PRRT) differential (1)	(14,177)	13,729
Foreign tax rate differentials (2) (3)	33,404	101,701
Equity based compensation expense	(1,914)	(11,610)
Amended returns and changes to estimated tax pools and tax positions	(7,664)	(5,691)
Statutory rate changes and the estimated reversal rates on temporary differences (3)	(17,474)	14,274
Derecognition (recognition) of deferred tax assets	202,216	(118,304)
Non-taxable amounts related to business combinations	(172,692)
Windfall taxes (3)	78,426	222,859
Other non-deductible items	(73,058)	16,509
Provision for income taxes	$ (40,695)	$ 738,037